SUPPLEMENT DATED MARCH 30, 2022
TO

PROSPECTUS DATED APRIL 30, 2010
FOR PREFERRED ADVISOR

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KMA VARIABLE ACCOUNT

Effective on or about May 2, 2022, the Allspring Enterprise Fund, an investment option available under your Contract, will change its name to Allspring Discovery Mid Cap Growth Fund.

THE CONTRACT REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.